Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 9 - RELATED PARTY TRANSACTIONS

A director of the Company is a managing director of Javelin Venture Partners GP, LLC, the general partner of Javelin Venture Partners GP, L.P., which holds a significant investment in the Company’s common stock and warrants. Two directors of the Company have acted as a managing director of Stonehenge Partners, LLC, which holds an investment in the Company’s common stock.

Other than as described above, the Company has not entered into or been a participant in any transaction in which a related party had or will have a direct or indirect material interest for the nine months ended September 30, 2019.

NOTE 10 — RELATED PARTY TRANSACTIONS

A director of the Company is a managing director of Javelin Venture Partners GP, LLC, the general partner of Javelin Venture Partners GP, L.P., which holds a significant investment in the Company’s common stock and warrants. Two directors of the Company have acted as a managing director of Stonehenge Partners, LLC, which holds significant investment in the Company’s common stock.

Other than disclosed, the Company has not entered into or been a participant in any transaction in which a related party had or will have a direct or indirect material interest.